Jun. 27, 2025
Destinations Equity Income Fund | Destinations Equity Income Fund
Investment objective
Primary objective of current income with
secondary objective of long-term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.25%	0.10%
Acquired Fund Fees and Expenses (AFFE)*	0.02%	0.02%
Total Annual Fund Operating Expenses	1.07%	0.92%
Fee Waivers and Expense Reimbursements	(0.13)%**	(0.13)%**
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.94%	0.79%

*
Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.

**
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$96	$327	$578	$1,294
Class Z Shares	$81	$280	$497	$1,119

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying equity securities of both U.S.-based and foreign companies. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. In addition, ETFs that pay dividends are counted towards the Fund’s non-fundamental investment policy.
ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in common stock and preferred stock (of any capitalization), interests in Real Estate Investment Trusts (REITs), foreign securities, depositary receipts, equity-linked notes and derivatives that are believed to be attractively valued and to have the potential for long-term growth. A Sub-adviser employing an actively managed strategy will select securities based on its assessment of one or more of a variety of factors. In selecting investments for purchase and sale, the Fund seeks to deliver a dividend yield that is higher than the broad equity market.
The Fund typically will invest in foreign securities, including securities of issuers located in emerging markets, which often are denominated in currencies other than U.S. dollars. Accordingly, the Sub-advisers will have the ability, at their discretion, to attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure.
A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the combination of dividend yield and dividend growth becomes inadequate, the investment thesis deteriorates or there is diminished management commitment to the dividend.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2024

The Fund’s best and worst calendar quarters
Best Quarter: 13.45% (December 31, 2022)
Worst Quarter: (24.39)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025 was 4.97%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2024)
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	13.27%	6.68%	7.32%
Class Z*	13.36%	6.84%	7.85%
Return After Taxes on Distributions
Class I	12.54%	5.72%	6.12%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	8.36%	5.09%	5.49%
FTSE All-World Developed Index (reflects no deduction for fees, expenses, or taxes)	17.73%	10.82%	10.80%
FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)	9.24%	6.16%	6.41%

*
The Fund’s Class Z shares commenced operations on July 16, 2018

This table compares the Fund’s average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund’s investment strategy.
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z.